Consolidated Statements of Cash Flows (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Cash flows from operating activities:
Net income	¥ 84,758	¥ 130,118	¥ 45,433
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	73,120	71,544	72,829
Provision for doubtful accounts and loss on bad debts (Note 7)	370	2,039	9,389
Write-down of inventories	11,486	5,291	9,207
Deferred income taxes (Note 16)	(4,064)	6,470	(9,080)
Equity in losses of affiliates and unconsolidated subsidiaries (Notes 4, 7 and 13)	36	160	18,297
Foreign currency adjustments	(759)	506	1,100
Change in assets and liabilities:
Increase in receivables	(3,803)	(38,043)	(38,823)
(Increase) decrease in inventories	(39,762)	(69,368)	10,416
(Increase) decrease in advance payment	3,507	(20,008)	(22,734)
Increase in other current assets	(1,094)	(616)	(174)
Increase (decrease) in notes and accounts payable	(10,092)	29,422	40,400
Increase (decrease) in accrued income taxes	(6,680)	2,039	6,152
Increase in other current liabilities	4,411	3,033	4,420
Decrease in other non-current liabilities	(5,287)	(2,871)	(5,724)
Other, net	2,918	(29)	(3,525)
Net cash provided by operating activities	109,065	119,687	137,583
Cash flows from investing activities:
Payments for purchases of available-for-sale securities	(18,970)	(11,837)	(27,613)
Payments for purchases of held-to-maturity securities	(74,369)	(67,174)	(59,841)
Payments for purchases of other securities	(149)	(5,173)	(4,207)
Proceeds from sales and maturities of available-for-sale securities	29,346	9,568	21,483
Proceeds from maturities of held-to-maturity securities	74,083	42,534	38,649
Acquisitions of businesses, net of cash acquired (Notes 2 and 20)	(35,454)	(1,581)	(4,715)
Payments for purchases of property, plant and equipment	(67,765)	(65,844)	(36,491)
Payments for purchases of intangible assets	(6,744)	(6,568)	(3,876)
Proceeds from sales of property, plant and equipment, and intangible assets	939	491	3,065
Acquisition of time deposits and certificate of deposits	(258,032)	(303,482)	(356,472)
Withdrawal of time deposits and certificate of deposits	299,531	287,376	377,958
Other, net	1,533	326	2,742
Net cash used in investing activities	(56,051)	(121,364)	(49,318)
Cash flows from financing activities:
Increase (decrease) in short-term debt, net (Note 2)	(13,615)	4,044	(6,510)
Proceeds from issuance of long-term debt	10,141	10,708	14,707
Payments of long-term debt (Note 2)	(19,166)	(15,707)	(20,236)
Dividends paid	(25,874)	(23,654)	(23,537)
Purchase of treasury stock	(540)	(69)	(59)
Reissuance of treasury stock	3	2	4
Other, net	(1,718)	(2,144)	(2,416)
Net cash used in financing activities	(50,769)	(26,820)	(38,047)
Effect of exchange rate changes on cash and cash equivalents	(2,428)	(11,158)	(6,339)
Net increase (decrease) in cash and cash equivalents	(183)	(39,655)	43,879
Cash and cash equivalents at beginning of year	273,471	313,126	269,247
Cash and cash equivalents at end of year	¥ 273,288	¥ 273,471	¥ 313,126